STAAR Disciplined Strategies Fund
Supplement to the Prospectus
Dated April 30, 2018
The purpose of this supplement is to correct certain information in the "Fees and Expenses" and "Example" sections of the Prospectus.  The "Fees and Expenses" and "Example" sections of the Prospectus are deleted in their entirety and replaced with the following:
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Disciplined Strategies Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $100,000 in the Disciplined Strategies Fund's Class A shares.
Shareholder fees (fees paid directly from your investment)
	Class A	Class C	Investor Class	Institutional Class
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%	None	None	None
Maximum contingent deferred sales charge (load) ("CDSC") (as a % of purchase or sales price, whichever is less)	None[1]	1.00%[1]	None	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Investor Class[3]	Institutional Class
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.01%	None
Other expenses[2]	1.56%	1.56%	1.56%	1.56%
Acquired fund fees and expenses	0.42%	0.42%	0.42%	0.42%
Total annual fund operating expenses	3.03%	3.78%	2.79%	2.78%
Fee and expense waiver[4]	(0.37%)	(0.37%)	(0.37%)	(0.37%)
Net annual fund operating expenses	2.66%	3.41%	2.42%	2.41%

[1]
Purchases of Class A shares of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within 18 months of the purchase date.  Purchases of Class C shares are subject to a 1% CDSC if held less than 12 months.

[2]	"Other expenses" are based on estimated amounts for the current fiscal year for the Class A, Class C and Institutional Class shares, which are new classes.
[3]	The original shares of the Fund have been designated Investor Class shares.
[4]
The Annual Fund Operating Expenses table has been restated to reflect the imposition of a contractual fee waiver and expense assumption agreement for the Disciplined Strategies Fund.  Effective May 1, 2018, Barrel Park Investments, LLC, the investment advisor to the Funds (the "Advisor") has contractually agreed to limit Fund expenses (exclusive of front-end or contingent deferred loads, 12b-1 fees,  taxes, leverage interest, dividends and interest paid on short sales, brokerage commissions, acquired fund fees and expenses of non-affiliated investment companies, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to the extent necessary to insure the Fund's total annual operating expenses do not exceed 1.99% of the average daily net assets of each class of the Fund's shares, respectively through at least April 30, 2020. Expenses reimbursed may be recouped by the Advisor for a period of three years following the time such reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the reimbursement occurred and at the time of the recoupment. This arrangement can be terminated only by, or with the consent of the Fund's Board of Trustees (the "Board).

Example
This Example is intended to help you compare the cost of investing in the Disciplined Strategies Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual fee waiver and expense assumption agreement in the first two years only.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 year	3 years	5 years	10 years
Class A	$765	$1,407	$2,139	$4,440
Class C (assuming sale of all shares at end of period)	$458	$1,144	$2,033	$4,775
Class C (assuming no sale of shares)	$358	$1,144	$2,033	$4,775
Investor Class	$254	$820	$1,471	$3,539
Institutional Class	$253	$817	$1,466	$3,526

The date of this Supplement is July 31, 2018

STAAR General Bond Fund
Supplement to the Prospectus
Dated April 30, 2018
The purpose of this supplement is to correct certain information in the "Fees and Expenses" and "Example" sections of the Prospectus.  The "Fees and Expenses" and "Example" sections of the Prospectus are deleted in their entirety and replaced with the following:
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the General Bond Fund.
Shareholder fees (fees paid directly from your investment): None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.25%
Distribution and/or service (12b-1) fees	0.03%
Other expenses	1.62%
Acquired fund fees & expenses	0.01%
Total annual fund operating expenses	1.91%

Example
This Example is intended to help you compare the cost of investing in the General Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of these periods unless otherwise stated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$201	$651	$1,173	$2,857

The date of this Supplement is July 31, 2018

STAAR International Fund

Supplement to the Prospectus
Dated April 30, 2018
The purpose of this supplement is to correct certain information in the "Fees and Expenses" and "Example" sections of the Prospectus.  The "Fees and Expenses" and "Example" sections of the Prospectus are deleted in their entirety and replaced with the following:
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund:
Shareholder fees (fees paid directly from your investment): None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.80%
Distribution and/or service (12b-1) fees	0.01%
Other expenses	1.54%
Acquired fund fees & expenses	0.73%
Total annual fund operating expenses	3.08%

Example
This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$323	$1,037	$1,848	$4,376

The date of this Supplement is July 31, 2018

STAAR Larger Company Stock Fund

Supplement to the Prospectus
Dated April 30, 2018
The purpose of this supplement is to correct certain information in the "Fees and Expenses" and "Example" sections of the Prospectus.  The "Fees and Expenses" and "Example" sections of the Prospectus are deleted in their entirety and replaced with the following:
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Larger Company Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.80%
Distribution and/or service (12b-1) fees	0.01%
Other expenses	1.54%
Acquired fund fees & expenses	0.47%
Total annual fund operating expenses	2.82%
Example
This Example is intended to help you compare the cost of investing in the Larger Company Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of these periods unless otherwise stated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$296	$952	$1,701	$4,052

The date of this Supplement is July 31, 2018

STAAR Short Term Bond Fund
Supplement to the Prospectus
Dated April 30, 2018
The purpose of this supplement is to correct certain information in the "Fees and Expenses" and "Example" sections of the Prospectus.  The "Fees and Expenses" and "Example" sections of the Prospectus are deleted in their entirety and replaced with the following:
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Short Term Bond Fund.
Shareholder fees (fees paid directly from your investment): None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.25%
Distribution and/or service (12b-1) fees	0.01%
Other expenses	1.63%
Acquired fund fees & expenses	0.00%
Total annual fund operating expenses	1.89%
Example
This Example is intended to help you compare the cost of investing in the Short Term Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$198	$644	$1,161	$2,830

The date of this Supplement is July 31, 2018

STAAR Smaller Company Stock Fund

Supplement to the Prospectus
Dated April 30, 2018
The purpose of this supplement is to correct certain information in the "Fees and Expenses" and "Example" sections of the Prospectus.  The "Fees and Expenses" and "Example" sections of the Prospectus are deleted in their entirety and replaced with the following:
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Smaller Company Fund.
Shareholder fees (fees paid directly from your investment): None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.80%
Distribution and/or service (12b-1) fees	0.01%
Other expenses	1.55%
Acquired fund fees & expenses	0.72%
Total annual fund operating expenses	3.08%
Example
This Example is intended to help you compare the cost of investing in the Smaller Company Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of these periods unless otherwise stated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$323	$1,037	$1,848	$4,376

The date of this Supplement is July 31, 2018